Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders’ Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Shareholders’ Equity
Common Stock:
The authorized common stock of the Company is 500 million shares, par value $0.001 per share.

The Company raised an aggregate of approximately $6.3 million in a series of private placements consummated from March 2011 to July 2011 pursuant to which 18 persons and entities acquired an aggregate of 4,938,125 shares of Common Stock (purchase price of $1.28 per share). The investors included Steven. S. Myers (one of the Company’s directors) (who purchased 390,625 shares) and Dr. Andrew L. Pecora (the Chief Medical Officer of the Company’s subsidiary PCT, who is now the Chief Medical Officer and a director of NeoStem, and the Chief Scientific Officer of Amorcyte) (who purchased 78,125 shares).

On July 22, 2011, the Company completed an underwritten offering of 13,750,000 units at a purchase price of $1.20 per unit, with each unit consisting of one share of Common Stock and a five year warrant to purchase 0.75 of a share of Common Stock at an exercise price of $1.45 per share (the “Offering”). The Company sold securities in the Offering under the Company’s previously filed shelf registration statement on Form S-3 (333-173855), which was declared effective by the Securities and Exchange Commission on June 13, 2011. Lazard Capital Markets LLC (“Lazard”) and JMP Securities LLC (“JMP”) acted as representatives of the underwriters named in an Underwriting Agreement, dated as of July 19, 2011, by and among the Company, Lazard, JMP and such underwriters. The Company received gross proceeds of $16.5 million, prior to deducting underwriting discounts and offering expenses payable by the Company, for net proceeds of approximately $14.8 million.

On September 28, 2011, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”), which provides that, subject to certain terms and conditions, Aspire Capital is committed to purchase up to an aggregate of $20.0 million worth of shares of the Company’s common stock over the 24-month term of the Purchase Agreement. At the Company’s discretion, it may present Aspire Capital with purchase notices under the Purchase Agreement from time to time, to purchase the Company’s Common Stock, provided certain price and other requirements are met. The purchase price for the shares of stock will be based upon one of two formulas set forth in the Purchase Agreement depending on the type of purchase notice we submit to Aspire Capital from time to time, and will be based on market prices of the Company’s common stock (in the case of regular purchases) or a discount of 5% applied to volume weighted average prices (in the case of VWAP purchases), in each case as determined by parameters defined in the agreement. The Company and Aspire Capital shall not effect any sales under the Purchase Agreement on any date where the closing sales price is less than 75% of the closing sales price on the business day immediately preceding the date of the Purchase Agreement. The Company’s net proceeds will depend on the purchase price and the frequency of the Company’s sales of shares to Aspire Capital; provided, however, that the maximum aggregate proceeds from sales of shares is $20.0 million. As of December 31, 2011, the maximum number of shares that may be sold may not exceed 18,747,906 shares unless shareholder approval is obtained. On February 17, 2012, the maximum number of shares that may be sold had been reduced to 15,282,502 pursuant to rules of the NYSE Amex. The Company’s delivery of purchase notices will be made subject to market conditions, in light of the Company’s capital needs from time to time and under the limitations contained in the Purchase Agreement. As consideration for entering into the Purchase Agreement, effective September 30, 2011, we issued 990,099 shares of our Common Stock to Aspire Capital (the “Commitment Shares”). The issuance of shares of common stock to Aspire Capital pursuant to the Purchase Agreement, including the Commitment Shares, and the sale of those shares from time to time by Aspire Capital to the public, are covered by an effective shelf registration statement on Form S-3.

On February 18, 2010, the Company completed a public offering of its common stock, selling 5,750,000 shares priced at $1.35 per share. The Company received approximately $6.8 million in net proceeds from the offering, after underwriting discounts, commissions and expenses, of approximately $941,000.

Effective March 15, 2010, RimAsia exercised a warrant to purchase 1,000,000 shares of restricted Common Stock. This warrant was issued to RimAsia in a private placement completed by the Company in September 2008. The exercise price was $1.75 per share, resulting in proceeds to the Company of $1.75 million. In connection therewith, the Company modified certain terms of RimAsia’s Series D Warrant to purchase 4,000,000 shares of Common Stock.

On May 17, 2010, RimAsia, the holder of 8,177,512 shares of Series C Preferred Stock issued by the Company in connection with the Erye Merger, at its option, converted its 8,177,512 shares of Series C Preferred Stock into 9,086,124 shares of the Company’s common stock at a conversion rate of 0.90 shares of Series C Preferred Stock for 1.0 shares of the Company’s common stock.

On May 19, 2010, the Company entered into a Common Stock Purchase Agreement with Commerce Court Small Cap Value Fund, Ltd., which provided that, subject to certain terms and conditions, Commerce Court is committed to purchase up to$20.0 million worth of shares of the Company’s common stock over a term of approximately 24 months. The Purchase Agreement provided that at the Company’s discretion, it may present Commerce Court with draw down notices under this $20 million equity line of credit arrangement from time to time, to purchase the Company’s Common Stock, provided certain price requirements are met and limited to 2.5% of the Company’s market capitalization at the time of such draw down, which may be waived or modified. The per share purchase price for these shares will equal the daily volume weighted average price of the Company’s common stock on each date during the draw down period on which shares are purchased, less a discount of 5.0%. The Purchase Agreement also provided that the Company in its sole discretion may grant Commerce Court the right to exercise one or more options to purchase additional shares of Common Stock during each draw down period at a price which would be based on a discount calculated in the same manner as it is calculated in the draw down notice. The issuance of shares of common stock to Commerce Court pursuant to the Purchase Agreement, and the sale of those shares from time to time by Commerce Court to the public, were covered by an effective registration statement on Form S-3 filed with the SEC. On September 28, 2011, the Company gave notice to Commerce Court of termination of the Purchase Agreement.

On May 27, 2010, the Company presented Commerce Court with a Draw Down Notice. Pursuant to the Purchase Agreement, the shares were offered at a discount price to Commerce Court mutually agreed upon by the parties under the Purchase Agreement equal to 95.0% of the daily volume weighted average price of the common stock during the Pricing Period or a 5% discount. Pursuant to the Draw Down Notice, the Company also granted Commerce Court the right to exercise one or more options to purchase additional shares of common stock during the Pricing Period, based on the trading price of the common stock. The Company settled with Commerce Court on the purchase of 685,226 shares of common stock under the terms of the Draw Down Notice and the Purchase Agreement at an aggregate purchase price of $1,800,000, or approximately $2.63 per share, on June 7, 2010. The Company and Commerce Court agreed to waive the minimum threshold price of $3.00 per share set forth in the Purchase Agreement. The Company received net proceeds from the sale of these shares of approximately $1,744,000 after deducting its offering expenses.

On June 1, 2010, Fullbright Finance Limited exercised a warrant to purchase 400,000 shares of restricted Common Stock. This warrant was issued to Fullbright in a private placement of securities by the Company in November 2008. The exercise price was$1.75 per share, resulting in proceeds to the Company of $700,000.

On June 25, 2010, the Company entered into definitive securities purchase agreements with investors in a registered direct public offering, pursuant to which such investors agreed to purchase, and the Company agreed to sell, an aggregate of 2,325,582 Units, consisting of an aggregate of 2,325,582 shares of common stock and warrants to purchase an aggregate of 581,394 shares of common stock. The offering closed on June 30, 2010 with gross proceeds of $5.0 million. Each Unit was priced at $2.15 and consisted of one share of common stock and a warrant which will allow the investor to purchase 0.25 shares of common stock at a per share price of $2.75. The warrants may be called by the Company in the event that the common stock trades over $4.50 per share for 10 consecutive trading days. Subject to certain ownership limitations, the warrants will be exercisable on the date of the closing and will expire 2 years thereafter. The number of shares of common stock issuable upon exercise of the warrants and the exercise price of the warrants are adjustable in the event of stock dividends, splits, recapitalizations, reclassifications, combinations or exchanges of shares, reorganizations, liquidations, consolidation, acquisition of the Company (whether through merger or acquisition of substantially all the assets or stock of the Company) or similar events. The issuance of the securities in this offering was registered on a registration statement on Form S-3 filed with the SEC. Rodman & Renshaw LLC acted as the Company’s placement agent in this offering and received a total payment of $340,000in fees and expenses and Placement Agent Warrants to purchase up to 93,023 shares of the Company’s Common Stock at an exercise price of $2.6875 per share expiring May 10, 2015. The Placement Agent Warrants are not covered by the Form S-3. The net proceeds to the Company from such offering, after deducting the Placement Agent’s fees and expenses, the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering were approximately $4.5 million.

On July 27, 2010, consistent with the Company’s previously disclosed intention to provide support for The Stem for Life Foundation, a Pennsylvania nonprofit corporation classified as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”) and as a public charity under Section 509(a)(1) and 170(b)(1)(A)(vi) of the Code (the “Foundation”), whose mission is to promote public awareness, fund research and development and subsidize stem cell collection and storage programs, the Company issued to the Foundation 150,000 shares of restricted common stock with a fair value of $298,500. The issuance of such securities was subject to the approval of the Board of Directors, Audit Committee and the NYSE Amex. On July 2, 2010, the Company also contributed $75,000 in cash to the Foundation. The Company’s CEO and Chairman is President and a Trustee of the Foundation, its General Counsel is Secretary and a Trustee of the Foundation and its Chief Financial Officer is Treasurer of the Foundation.

On September 30, 2010, a warrant holder exercised a warrant to purchase 600,000 shares of Common Stock. The exercise price was $.78 per share, resulting in proceeds to the Company of $468,000.

On November 16, 2010, the Company entered into an Underwriting Agreement with Cowen and Company, LLC, relating to a public offering by the Company of 6,337,980 units, consisting of one share of the Company’s common stock, and a warrant to purchase 0.50 of a share of Common Stock. The public offering price for each Underwritten Unit was $1.45 and the net proceeds were $8.1 million. Each Underwritten Warrant will have an exercise price of $1.85 per share, will be exercisable six months after issuance and will expire five years from the date of issuance.

On December 7, 2010, the Company entered into a settlement agreement with a business partner involved in the development of the Company’s platform research organization in China, whereby the business partner relinquished rights to407,626shares of common stock. As a result of this settlement, the Company recorded other income of $656,300, which represented the fair market value of the shares on the day the shares were relinquished.

Warrants
The Company has issued common stock purchase warrants from time to time to investors in private placements and public offerings, and to certain vendors, underwriters, placement agents and consultants of the Company. A total of 37,389,825 shares of common stock are reserved for issuance upon exercise of outstanding warrants as of December 31, 2011 at prices ranging from $0.56 to $7.00 and expiring through October 2018.

During the years ended December 31, 2011 and 2010, the Company issued warrants for services as follows ($ in thousands, except share data):

	Years Ended December 31,
	2011	2010
Number of Common Stock Purchase Warrants Issued	670,000	627,000
Value of Common Stock Purchase Warrants Issued	$495.1	$772.2

The weighted average estimated fair value of warrants issued for services in the years ended December 31, 2011 and 2010 was $0.74 and $1.23, respectively. The fair value of warrants at the date of grant was estimated using the Black-Scholes option pricing model. The expected volatility is based upon historical volatility of the Company’s stock. The expected term is based upon the contractual term of the warrants.

The range of assumptions made in calculating the fair values of warrants issued for services was as follows:

	Years Ended December 31,
	2011	2010
Expected term - minimum (in years)	3	3
Expected term - maximum (in years)	5	5
Expected volatility - minimum	80%	86%
Expected volatility - maximum	86%	124%
Expected dividend yield	—	—
Risk-free interest rate - minimum	0.78%	0.64%
Risk-free interest rate - maximum	2.19%	2.65%

Activity related to warrants outstanding for the years ended December 31, 2011 and 2010 was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2009	19,838,802	3.00
Granted	5,792,896	1.99
Exercised	(2,025,000)	1.46
Expired	(1,613,191)	6.54
Canceled	(150,000)	2.78
Balance at December 31, 2010	21,843,507	2.62
Granted	15,993,947	2.09
Exercised	—	—
Expired	(447,629)	6.18
Canceled	—	—
Balance at December 31, 2011	37,389,825	2.35	3.87	$—

At December 31, 2011, the outstanding warrants by range of exercise prices were as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.56 – $1.45	11,263,500	4.5	$1.42	10,805,500	4.5	$1.44
$1.46 – $2.10	7,933,635	4.0	1.75	7,933,635	4.0	1.75
$2.11 – $2.53	13,032,512	3.3	2.50	13,032,512	3.3	2.50
$2.54 – $5.99	2,929,928	4.5	3.73	2,929,928	4.5	3.73
$6.00 – $7.00	2,230,250	3.4	6.51	1,230,250	1.2	6.11
	37,389,825	3.9	$2.35	35,931,825	3.8	$2.24

The Company’s results include share-based compensation expense of approximately $282,200 and $474,900 for the years ended December 31, 2011 and 2010, respectively. The total fair value of shares vested for warrants issued for services during the years ended December 31, 2011 and 2010, was approximately $269,100 and $450,800, respectively. As of December 31, 2011, there was approximately $91,500 of total unrecognized service cost related to unvested warrants of which approximately $73,900 is related to warrants that vest over a weighted average life of 1.04years. The remaining balance of unrecognized service cost of $17,600 is related to warrants that vest based on the accomplishment of business milestones as to which expense begins to be recognized when such milestones become probable of being achieved.

Options
The Company’s 2003 Equity Participation Plan (the “2003 Equity Plan”) permits the grant of share options and shares to its employees, directors, consultants and advisors for up to 2,500,000 shares of Common Stock as stock-based compensation. The 2009 Equity Compensation Plan (the “2009 Equity Plan”) makes up to 23,750,000 shares of Common Stock of the Company (as of December 31, 2011) available for issuance to employees, consultants, advisors and directors of the Company and its subsidiaries pursuant to incentive or non-statutory stock options, restricted and unrestricted stock awards and stock appreciation rights.

All stock options under the 2003 Equity Plan and the 2009 Equity Plan are granted at the fair market value of the Common Stock at the grant date. Stock options vest either on the date of grant, ratably over a period determined at time of grant, or upon the accomplishment of specified business milestones, and generally expire 3, 5 or 10 years from the grant date depending on the status of the recipient as a consultant, advisor, employee or director of the Company.

The 2009 Equity Plan was originally adopted by the shareholders of the Company on May 8, 2009. On October 29, 2009, the shareholders of the Company approved an amendment to the 2009 Equity Plan to increase the number of shares of common stock available for issuance thereunder from 3,800,000 to 9,750,000. At the 2010 Annual Meeting of Shareholders of the Company held on June 2, 2010, the shareholders approved an amendment to increase this number to 13,750,000. At a Special Meeting of Shareholders of the Company held on January 18, 2011, the shareholders approved an amendment to increase this number to 17,750,000. At the 2011 Annual Meeting of Shareholders of the Company held on October 14, 2011, the shareholders approved an amendment to increase this number to 23,750,000.

The 2003 Equity Plan and the 2009 Equity Plan are sometimes collectively referred to as the Company’s “U.S. Equity Plan.” The Company’s 2009 Non-U.S. Based Equity Compensation Plan (“Non-U.S. Plan”) makes up to 5,700,000 shares of Common Stock of the Company available for issuance. Persons eligible to receive restricted and unrestricted stock awards, options, stock appreciation rights or other awards under the Non-U.S. Plan are those service providers to the Company and its subsidiaries and affiliates providing services outside of the United States, including employees and consultants of the Company and its subsidiaries and affiliates, who, in the opinion of the Compensation Committee, are in a position to contribute to the Company’s success. Options vest either on the date of grant, ratably over a period determined at time of grant, or upon the accomplishment of specified business milestones, and generally expire 3, 5 or 10 years from the grant date depending on the status of the recipient as a consultant, advisor, employee or director of the Company.

The Non-U.S. Plan was originally adopted by the shareholders of the Company on October 29, 2009. At the 2010 Annual Meeting of Shareholders of the Company held on June 2, 2010, the shareholders approved an amendment to increase the number of shares of common stock authorized for issuance thereunder from 4,700,000 to 8,700,000. Effective October 14, 2011, concurrent with shareholder approval to increase the number of shares of common stock authorized for issuance under the 2009 Equity Plan by 6,000,000, the Company’s Board of Directors authorized a decrease in the shares available for issuance under the Non-U.S. Plan from 8,700,000 to 5,700,000.

The Company’s results include share-based compensation expense of approximately $6,923,000 and $6,324,500 for the years ended December 31, 2011 and 2010, respectively. Options vesting on the accomplishment of business milestones will not be recognized for compensation purposes until such milestones are deemed probable of accomplishment. At December 31, 2011 there were options to purchase 605,000 shares outstanding that will vest upon the accomplishment of business milestones and will be accounted for as an operating expense when such business milestones are deemed probable of accomplishment.

On April 4, 2011, the Company entered into an amendment of its May 26, 2006 employment agreement with Dr. Robin L. Smith, pursuant to which, as previously amended (the “Agreement”), Dr. Smith serves as Chairman of the Board and Chief Executive Officer of the Company. Pursuant to the amendment, among other things, Dr. Smith was granted an option to purchase 1,500,000 shares of Common Stock at a per share exercise price equal to the closing price of the Common Stock on the date of the amendment, vesting as to500,000 and 500,000 shares on each of the date of grant, December 31, 2011 and December 31, 2012, all other unvested options held by Dr. Smith were immediately vested, and any vested options previously or hereafter granted to Dr. Smith during the remainder of the term shall remain exercisable following termination of employment for the full option term until the expiration date. Pursuant to the modification on April 4, 2011 of Dr. Smith’s stock options, the Company recognized $722,900 of incremental compensation cost during the twelve months ended December 31, 2011.

The weighted average estimated fair value of stock options granted in the years ended December 31, 2011 and 2010 was $1.06 and $1.59, respectively. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. The expected volatility is based upon historical volatility of the Company’s stock. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees.

The range of assumptions made in calculating the fair values of options was as follows:

	Years Ended December 31,
	2011	2010
Expected term - minimum (in years)	3	2
Expected term - maximum (in years)	10	10
Expected volatility - minimum	79%	86%
Expected volatility - maximum	85%	122%
Expected dividend yield	—	—
Risk-free interest rate - minimum	0.4%	0.34%
Risk-free interest rate - maximum	3.45%	3.8%

Activity related to stock options outstanding under the U.S. Equity Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2009	8,340,574	1.87
Granted	1,955,000	1.85
Exercised	(90,000)	1.56
Expired	—	—
Canceled	(273,360)	1.86
Balance at December 31, 2010	9,932,214	1.87
Granted	8,047,600	1.48
Exercised	(5,000)	1.42
Expired	(850,523)	1.92
Canceled	(2,080,786)	1.71
Balance at December 31, 2011	15,043,505	$1.68	7.3	$—

At December 31, 2011, the outstanding options under the U.S. Equity Plan by range of exercise prices were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.52 – $0.71	1,123,000	7.7	0.67	170,002	7.2	$0.69
$0.72 – $1.50	2,879,700	8.6	1.46	422,500	6.1	1.36
$1.51 – $1.80	6,629,000	7.9	1.71	4,826,252	7.8	1.71
$1.81 – $2.00	2,874,255	4.6	1.91	2,705,994	4.6	1.91
$2.01 – $15.00	1,537,550	7.0	2.29	1,430,883	6.9	2.30
	15,043,505	7.3	$1.68	9,555,631	6.7	$1.82

Activity related to stock options outstanding under the Non-U.S. Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2009	1,650,000	2.04
Granted	2,000,000	2.01
Exercised	—	—
Expired	—	—
Canceled	(550,000)	2.04
Balance at December 31, 2010	3,100,000	2.02
Granted	650,000	1.74
Exercised	—	—
Expired	(366,666)	2.04
Canceled	(1,283,334)	2.00
Balance at December 31, 2011	2,100,000	$1.95	8.22	$—

At December 31, 2011, the outstanding options under the Non-U.S. Plan by range of exercise prices were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$1.42 – $1.70	700,000	8.7	$1.62	200,000	8.7	$1.65
$1.71 – $2.08	350,000	7.3	1.74	175,000	7.3	1.74
$2.09 – $2.22	650,000	8.1	2.16	250,000	8.2	2.16
$2.23 – $2.36	400,000	8.5	2.36	300,000	8.5	2.36
	2,100,000	8.2	$1.95	925,000	8.2	$2.04

The total fair value of shares vested during the years ended December 31, 2011 and 2010 was approximately $6,194,100 and $6,191,800, respectively.

As of December 31, 2011, there was approximately $4,034,900 of total unrecognized compensation costs related to unvested stock option awards of which approximately $3,995,600 is related to stock options that vest over a weighted average life of 1.82 years. The remaining balance of unrecognized compensation costs of $39,300 is related to stock options that vest based on the accomplishment of business milestones which expense begins to be recognized when such milestones become probable of being achieved.

Restricted Stock
During the years ended December 31, 2011 and 2010, the Company issued restricted stock for services as follows ($ in thousands, except share data):

	Years Ended December 31,
	2011	2010
Number of Restricted Stock Issued	3,467,451	338,599
Value of Restricted Stock Issued	$3,580.6	$569.5

The weighted average estimated fair value of restricted stock issued for services in the years ended December 31, 2011 and 2010 was $1.03and $1.68, respectively. The fair value of the restricted stock was determined using the Company’s closing stock price on the date of issuance. The vesting terms of restricted stock issuances are generally within one year. The Company’s results include share-based compensation expense of approximately $2,791,100 and $567,700, for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, there was approximately $339,400 of unrecognized service cost related to unvested restricted stock.

Share Remaining Under Equity Plans

The number of remaining shares authorized to be issued under the various equity plans are as follows:

	U.S. Equity Plan	Non-U.S. Plan
Shares Authorized for Issuance under 2003 Equity Plan	2,500,000	—
Shares Authorized for Issuance under 2009 Equity Plan	23,750,000	—
Shares Authorized for Issuance under Non-U.S. Plan	—	5,700,000
Total Share Authorized for Issuance	26,250,000	5,700,000
Outstanding Options – U.S. Equity Plan	(15,043,505)
Exercised Options	(97,500)	—
Outstanding Options – Non-U.S. Plan		(2,100,000)
Restricted stock or equity grants issued under Equity Plans	(3,398,573)	(885,000)
Total common shares remaining to be issued under the Equity Plans	7,710,422	2,715,000